Leases	12 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Leases
9.
LEASES

The Predecessor and Successor predominantly leases land and buildings. The leases typically run for a period between three to 20 years, with an option to renew the lease after that date.

i)
Right-of-use assets

Total
US$’000
Successor
Carrying Amounts:
As at June 16, 2023	5,582
Additions	144
Disposals	(1,084)
Depreciation	(1,030)
Effect of movements in exchange rates	(63)
As at March 31, 2024	3,549
Additions	7,486
Disposals	(1,599)
Depreciation	(1,412)
Effect of movements in exchange rates	62
As at March 31, 2025	8,086

Total
US$’000
Predecessor
Carrying Amounts:
As at April 1, 2023	5,855
Depreciation	(140)
Effect of movements in exchange rates	(133)
As at June 15, 2023	5,582

ii)
Lease liabilities

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
Lease liabilities – current	1,187	741
Lease liabilities – non-current	6,096	1,843
Total lease liabilities	7,283	2,584

Some property leases contain extension options exercisable by the Predecessor and Successor up to one year before the end of the non-cancellable contract period. The extension options held are exercisable only by the Predecessor and Successor and not by the lessors. The Predecessor and Successor assess at the lease commencement date whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

As at March 31, 2025 and 2024, the potential future cash outflows that have not been included in lease liability because it is not reasonably certain that the leases will be extended is insignificant.

iii)
Amounts recognized in profit or loss

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Depreciation charge for right-of-use assets	(1,412)	(1,030)	(140)	(1,432)
Interest on lease liabilities	(221)	(125)	(24)	(146)
Expenses relating to short-term lease and low value assets	(1,769)	(1,666)	(390)	(1,568)

iv)
Amounts recognized in statements of cash flows

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Total cash outflow for leases	3,292	2,615	611	3,299